Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 7,786	$ 5,055	$ 6,522
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	$ (1,159)	(197)	170
Unrealized change in available for sale securities, net of tax effect of $20 and $21, for the years 2013 and 2014, Respectively		(57)	(58)
Reclassification adjustments for (loss) profit of investment securities, net of tax effect of $21,$10,$3, for the years 2013, 2014 and 2015, respectively	$ 8	28	(66)
Cash flow hedging derivatives, net of tax effect of $374, $461 and 5 for the years 2013, 2014 and 2015, respectively	(28)	(1,278)	1,060
Reclassification adjustments for (loss) profit of hedging derivatives, net of tax effect of $228,$97 and $373 for the years 2013, 2014 and 2015, respectively	1,035	(271)	(633)
Total other comprehensive income (loss) net of tax	(144)	(1,775)	473
Total comprehensive income	$ 7,642	$ 3,280	$ 6,995